COMPENSATION EXPENSE - Compensation Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Beginning balance	$ 25,244
Ending balance	28,149	$ 25,244
AIP
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Beginning balance	3,697	73
Cash-based	12,519	20,307
Payments	(14,213)	(16,186)
Translation adjustment	170	(497)
Ending balance	2,173	3,697
AIP | Performance Share Units (PSUs)
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Beginning balance	6,630	12,064
PSU expense	5,690	1,889
Payments	(4,010)	(7,061)
Translation adjustment	116	(262)
Ending balance	8,426	6,630
LTIP
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Beginning balance	25,244	21,431
Cash-based	6,969	16,635
Payments	(4,432)	(11,685)
Translation adjustment	368	(1,137)
Ending balance	$ 28,149	$ 25,244